OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Other Current And Non Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
27.	OTHER NON-CURRENT ASSETS

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Long-term loan to a third party (b)	7,525	6,959
Long term deposits related to IPP solar parks (a)	1,089	1,384
Financial instruments(c)	5,636	6,416
Allowance for expected credit losses(d)	(398)	(405)
Financial assets	13,852	14,354

Long-term prepayments	1,246	514
Non-financial assets	1,246	514
	15,098	14,868

(a)	The balance of long term deposits for land rental related to the IPP solar parks in Japan were US$1.1 million and US$1.4 million as at December 31, 2018 and 2019, respectively.
(b)

The loan to a third party represents the US$7.1 million and US$6.6 million long-term note receivable as at December 31, 2018 and 2019, respectively, which was obtained in connection with the acquisition of a subsidiary in the USA in 2016 which holds 23MW of solar parks. The note receivable bears annual interest of 1% and is with principle payment schedule from 2018 to 2041.

(c)

On March 30, 2018, the Company cooperated with Renova, a listing company in Japan, and NEC Capital, and invested to a 40.8 MW project in Japan, And the Company invested JPY 529 million (US$4.8 million) for 45% distribution of profit or loss. The carrying amount as at December 31, 2018 and 2019 was US$5.4 million and US$6.4 million, with gain of fair value movement US$578 thousand  and US$944 thousand during the year of 2018 and 2019.

Included in the balance an interest rate swap asset of US$224 thousand at December 31, 2018, which is recognized as liability (Note 32) at December 31, 2019. The change of fair value was US$224 thousand at December 31, 2019.

(d)	Movements in the allowance for doubtful debts of trade and other receivables during the periods presented are as follows:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Balance at beginning of year	—	398
Effect of IFRS 9 as at January 1, 2018	467	—
Adjusted balance at beginning of year	467	398
Provisions recognized on receivables	(69)	7
Exchange difference	—	—
Balance at end of the year	398	405

Refer to Note 36 for a detailed analysis of how the impairment requirements of IFRS 9 are applied.